UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07169

Morgan Stanley International SmallCap Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	May 31, 2008

Date of reporting period:	February 29, 2008

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley International SmallCap Fund

Portfolio of Investments February 29, 2008 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (a) (97.7%)
	Australia (5.9%)
	Apparel/Footwear
304,524	Pacific Brands Ltd.	$620,981

	Food: Major Diversified
384,528	Goodman Fielder Ltd.	661,705

	Hospital/Nursing Management
22,945	Ramsay Health Care Ltd.	239,443

	Packaged Software
531,040	Infomedia Ltd.	224,859
406,315	MYOB Ltd.	609,733
		834,592
	Total Australia	2,356,721

	Austria (0.8%)
	Electrical Products
11,414	Zumtobel AG	321,474

	Belgium (1.7%)
	Food: Specialty/Candy
14,380	Omega Pharma S.A.	679,386

	Cayman Islands (0.5%)
	Semiconductors
3,066,000	Solomon Systech International Ltd.	213,259

	Denmark (3.3%)
	Beverages: Alcoholic
4,324	Carlsberg A/S (Series B)	537,810

	Food: Specialty/Candy
11,086	Danisco A/S	779,872

	Total Denmark	1,317,682

	Finland (2.6%)
	Engineering & Construction
11,555	YIT Oyj	287,732

	Food: Specialty/Candy
24,963	HKScan Oyj	315,541

	Major Telecommunications
13,947	Elisa Oyj	424,517

	Total Finland	1,027,790

	France (7.0%)
	Advertising/Marketing Services
6,489	Teleperformance	205,264

	Aerospace & Defense
5,633	Zodiac S.A.	293,284

	Computer Processing Hardware
54,744	Bull S.A.*	239,647

	Electrical Products
1,655	Nexans S.A.	181,211

	Financial Publishing/Services
7,925	GL Trade S.A.	320,611

	Industrial Specialties
11,144	Saft Groupe S.A.*	454,839

	Pharmaceuticals: Other
10,569	Ipsen S.A.	639,080

	Real Estate Investment Trusts
3,026	Icade	428,325

	Total France	2,762,261

	Germany (3.3%)
	Aerospace & Defense
15,723	MTU Aero Engines Holding AG	796,456

	Chemicals: Agricultural
1,025	K+S AG	293,154

	Internet Software/Services
2,901	SCS Standard Computersysteme *	0

	Real Estate Investment Trusts
11,233	Alstria Office REIT-AG	198,881

	Total Germany	1,288,491

	Ireland (5.5%)
	Food: Meat/Fish/Dairy
137,217	Glanbia PLC	1,041,166

	Food: Specialty/Candy
27,892	Kerry Group PLC (A Shares)	876,825

	Industrial Conglomerates
10,850	DCC PLC	273,567

	Total Ireland	2,191,558

	Italy (5.9%)
	Auto Parts: O.E.M.
26,792	Sogefi SpA	225,169

	Beverages: Alcoholic
106,242	Davide Campari-Milano SpA	909,340

	Electrical Products
14,711	Prysmian SpA*	286,177

	Electronic Components
7,645	SAES Getters SpA	206,803

	Industrial Machinery
32,592	Interpump Group SpA	292,438

	Regional Banks
40,327	Banca CR Firenze	408,615

	Total Italy	2,328,542

	Japan (26.2%)
	Computer Peripherals
159	Wacom Co., Ltd.	363,570

	Containers/Packaging
21,000	Rengo Co., Ltd.	113,380

	Electric Utilities
12,500	Okinawa Electric Power Company, Inc. (The)	496,537

	Electrical Products
10,000	Mabuchi Motor Co., Ltd.	501,200

	Electronic Components
24,400	Yamaichi Electronics Co., Ltd.	115,325

	Electronic Equipment/Instruments
47	Osaki Engineering Co., Ltd.	80,841

	Electronic Production Equipment
13,900	Miraial Co., Ltd.	431,054
25,400	Shinkawa Ltd.	336,396
		767,450
	Electronics/Appliance Stores
27,800	Hikari Tsushin, Inc.	842,216

	Electronics/Appliances
7,800	Nihon Trim Co., Ltd.	176,883

	Finance/Rental/Leasing
196,600	APLUS Co., Ltd.*	170,610
12,200	Fuyo General Lease Co., Ltd.	362,962
52,000	Jaccs Co., Ltd.	217,889
76,400	Japan Securities Finance Co., Ltd.	561,875
		1,313,336
	Food: Meat/Fish/Dairy
67,000	Snow Brand Milk Products Co., Ltd.	169,862

	Food: Specialty/Candy
60,500	Ariake Japan Co., Ltd.	810,507

	Household/Personal Care
17,900	Milbon Co., Ltd.	321,236

	Industrial Specialties
20,700	Nihon Micro Coating Co., Ltd.	47,160

	Medical Specialties
4,300	Nakanishi Inc.	513,625

	Miscellaneous Manufacturing
38,000	Takuma Co., Ltd.	86,882

	Movies/Entertainment
21,100	TOEI ANIMATION CO., LTD.	472,534

	Pharmaceuticals: Other
45,500	Tsumura & Co.	937,663

	Real Estate Development
68	Arealink Co., Ltd.	5,196
7,000	Atrium Co., Ltd.	125,260
117	Sun Frontier Fudousan Co., Ltd.	80,609
		211,065
	Recreational Products
20,700	Mars Engineering Corp.	328,279

	Regional Banks
151	The Yachiyo Bank Ltd.	608,587

	Restaurants
47,500	DOUTOR NICHIRES Holdings Co., Ltd.*	849,747

	Wireless Telecommunications
172	OKINAWA CELLULAR TELEPHONE COMPANY	290,552

	Total Japan	10,418,437

	Netherlands (2.4%)
	Building Products
36,267	Wavin NV	417,031

	Industrial Machinery
6,638	Advanced Metallurgical Group NV*	545,811

	Total Netherlands	962,842

	New Zealand (1.0%)
	Discount Stores
52,727	Warehouse Group Ltd. (The)	249,481

	Medical Specialties
75,825	Fisher & Paykel Healthcare Corporation Ltd.	159,128

	Total New Zealand	408,609

	Norway (5.3%)
	Biotechnology
100,717	Pronova BioPharma AS*	324,446

	Contract Drilling
5,567	Fred. Olsen Energy ASA	311,422

	Engineering & Construction
11,408	Veidekke ASA	102,023

	Oil & Gas Production
28,820	Revus Energy ASA*	401,996

	Oilfield Services/Equipment
25,601	TGS Nopec Geophysical Company ASA*	378,148

	Publishing: Newspapers
19,182	Schibsted ASA	601,689

	Total Norway	2,119,724

	Spain (0.6%)
	Pulp & Paper
10,125	Miquel y Costas & Miquel, S.A.	229,047

	Sweden (6.0%)
	Advertising/Marketing Services
20,651	Eniro AB	155,155

	Aerospace & Defense
35,771	Saab AB (B Shares)	873,182

	Electronic Production Equipment
45,690	Micronic Laser Systems AB*	214,333

	Medical Specialties
31,815	Elekta AB (B Shares)	579,700

	Pulp & Paper
47,707	Billerud Aktiebolag	537,479

	Total Sweden	2,359,849

	Switzerland (5.5%)
	Building Products
4,120	Schindler Holding AG (Participation Certificates)	281,700

	Electronic Components
798	Lem Holding SA (Registered Shares)	203,669

	Industrial Specialties
883	sia Abrasives Holding AG (Registered Shares)	335,672

	Medical Specialties
4,510	Medisize Holding AG	354,489

	Miscellaneous Manufacturing
689	Kaba Holding AG (Registered B Shares)	220,762

	Pharmaceuticals: Major
916	Galenica AG (Registered Shares)	353,322

	Trucks/Construction/Farm Machinery
1,697	Bucher Industries AG (Registered Shares)	433,118

	Total Switzerland	2,182,732

	United Kingdom (14.2%)
	Aerospace & Defense
104,504	Meggitt PLC	575,649

	Beverages: Non-Alcoholic
149,725	Britvic PLC	983,491

	Biotechnology
125,387	Ark Therapeutics Group PLC*	184,267

	Casino/Gaming
44,135	William Hill PLC	328,004

	Finance/Rental/Leasing
38,207	Cattles PLC	175,735

	Food: Specialty/Candy
532,799	Premier Foods PLC	965,589

	Industrial Machinery
11,669	Rotork PLC	229,585
18,564	Spirax-Sarco Engineering PLC	345,873
		575,458
	Miscellaneous Manufacturing
46,825	IMI PLC	359,077

	Restaurants
97,487	Luminar Group Holdings PLC	677,518

	Trucking
111,254	Wincanton PLC		795,899

	Total United Kingdom		5,620,687

	Total Common Stocks (Cost $40,693,097)		38,789,091

	Preferred Stock (a) (1.2%)
	Germany
	Industrial Machinery
13,628	Sartorius AG (Cost $155,075)		487,434

NUMBER OF SHARES (000)
	Short-Term Investment (b) (1.0%)
	Investment Company
400	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class
	(Cost $399,616)		399,616

	Total Investments
	(Cost $41,247,788) (c)	99.9%	39,676,141
	Other Assets in Excess of Liabilities	0.1	23,092
	Net Assets	100.0%	$39,699,233

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)

Securities with total market value equal to $39,276,525 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(b)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Forward Foreign Currency Contracts Open at February 29, 2008:

					UNREALIZED
CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
TO DELIVER		FOR		DATE	(DEPRECIATION)
$1,432		CHF	1,520	03/03/08	$28
$202,485		EUR	133,333	03/03/08	322
$6,906		GBP	3,482	03/03/08	6
CHF	15,167	$14,283		03/03/08	(276)
EUR	278,557	$184,499		03/03/08	(2,076)
GBP	195	$386		03/03/08	—
$25,019		EUR	16,475	03/04/08	40
GBP	60,788	$120,659		03/04/08	(4)

		Net Unrealized Depreciation			$(1,960)

Currency Abbreviations:
GBP	British Pound.
EUR	Euro.
CHF	Swiss Franc.

Morgan Stanley International SmallCap Fund

Summary of Investments February 29, 2008 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS

Food: Specialty/Candy	$4,427,720		11.2%
Aerospace & Defense	2,538,572		6.4
Industrial Machinery	1,901,141		4.8
Medical Specialties	1,606,942		4.1
Pharmaceuticals: Other	1,576,743		4.0
Restaurants	1,527,265		3.8
Finance/Rental/Leasing	1,489,071		3.8
Beverages: Alcoholic	1,447,150		3.6
Electrical Products	1,290,062		3.3
Food: Meat/Fish/Dairy	1,211,028		3.1
Regional Banks	1,017,202		2.6
Beverages: Non-Alcoholic	983,491		2.5
Electronic Production Equipment	981,783		2.5
Electronics/Appliance Stores	842,216		2.1
Industrial Specialties	837,671		2.1
Packaged Software	834,592		2.1
Trucking	795,899		2.0
Pulp & Paper	766,526		1.9
Building Products	698,731		1.8
Miscellaneous Manufacturing	666,721		1.7
Food: Major Diversified	661,705		1.7
Real Estate Investment Trusts	627,207		1.6
Apparel/Footwear	620,981		1.6
Publishing: Newspapers	601,689		1.5
Electronic Components	525,797		1.3
Biotechnology	508,713		1.3
Electric Utilities	496,537		1.2
Movies/Entertainment	472,534		1.2
Trucks/Construction/Farm Machinery	433,118		1.1
Major Telecommunications	424,517		1.1
Oil & Gas Production	401,996		1.0
Short-Term Investments	399,616		1.0
Engineering & Construction	389,755		1.0
Oilfield Services/Equipment	378,148		1.0
Computer Peripherals	363,570		0.9
Advertising/Marketing Services	360,419		0.9
Pharmaceuticals: Major	353,322		0.9
Recreational Products	328,279		0.8
Casino/Gaming	328,004		0.8
Household/Personal Care	321,237		0.8
Financial Publishing/Services	320,611		0.8
Contract Drilling	311,422		0.8
Chemicals: Agricultural	293,154		0.7
Wireless Telecommunications	290,552		0.7
Industrial Conglomerates	273,567		0.7
Discount Stores	249,481		0.6
Computer Processing Hardware	239,647		0.6
Hospital/Nursing Management	239,443		0.6
Auto Parts: O.E.M.	225,169		0.6
Semiconductors	213,259		0.5
Real Estate Development	211,065		0.5
Electronics/Appliances	176,883		0.4
Containers/Packaging	113,380		0.3
Electronic Equipment/Instruments	80,841		0.2
	$39,676,144	*	100.0%

*              Does not include an open forward foreign currency contracts with net unrealized depreciation of $1,960.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley International SmallCap Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 17, 2008

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 17, 2008